INVENTORY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
INVENTORY	NOTE – 14 INVENTORY
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Finished goods	$305,307	$353,290
The balance represented finished goods to be sold at merchandise trading.	NOTE – 14 INVENTORY
	As of March 31,
	2024	2025
	HKD	HKD

Finished goods	$-	$305,307
The balance represented finished goods to be sold at merchandise trading.